THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
LONG-TERM INVESTMENTS (99.5%)
ALABAMA (0.5%)
    $ 1,000      Alabama Mental Health Finance Authority,
                   (Special Tax Obligation, Prerefunded,
                   Series 1989, due 05/01/01), MBIA
                   Insured...............................      RB     Aaa/AAA      05/01/99(a)     7.375%  $   1,045,130
      1,410      Childersburg Industrial Development
                   Board, (PCR, Kimberly Clark Corp.
                   Project, Escrowed to Maturity, due
                   11/15/99).............................      RB      Aa2/AA      11/15/98(a)     7.400       1,454,485
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due
                   08/15/18).............................      RB      NR/NR       08/15/01(a)     7.300       1,096,190
                                                                                                           -------------
                     TOTAL ALABAMA.......................                                                      3,595,805
                                                                                                           -------------

ALASKA (1.2%)
      2,000      Anchorage, (Prerefunded, Series 1991,
                   due 07/01/02), MBIA Insured...........      GO     Aaa/AAA      07/01/01(a)     6.600       2,150,340
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured..............      GO     Aaa/AAA      06/01/99(a)     7.100       1,112,378
      1,000      Anchorage, (Series A), AMBAC Insured....      GO     Aaa/AAA      02/01/00        6.850       1,042,320
      3,000      North Slope Borough, (Series A), MBIA
                   Insured...............................      GO     Aaa/AAA      06/30/00        5.550       3,092,070
      2,200      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA      06/30/01        0.000       1,974,214
                                                                                                           -------------
                     TOTAL ALASKA........................                                                      9,371,322
                                                                                                           -------------

ARIZONA (0.9%)
      1,000      Maricopa County School District #11,
                   (Peoria Unified School Improvement,
                   Prerefunded, Series H, due 07/01/05),
                   MBIA Insured..........................      GO     Aaa/AAA      07/01/99(a)     7.000       1,085,800
      1,750      Phoenix, (Refunding, Series C)..........      GO     Aa1/AA+      07/01/02        6.375       1,905,102
      3,315      Salt River Project, (Agricultural
                   Improvement & Power District, Salt
                   River Project, Refunding, Series A)...      RB      Aa2/AA      01/01/06        6.000       3,699,175
                                                                                                           -------------
                     TOTAL ARIZONA.......................                                                      6,690,077
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
CALIFORNIA (4.2%)
    $ 5,210      California..............................      GO      A1/A+       10/01/09        6.000%  $   5,957,531
      6,000      California..............................      GO      A1/A+       02/01/08        6.500       7,035,480
      2,520      California Department of Water
                   Resources, (Central Valley Project,
                   Water Systems Service, Refunding,
                   Series J-1)...........................      RB      Aa2/AA      12/01/12        7.000       3,164,717
      2,750      California Pollution Control Financing
                   Authority, (PCR, Laidlaw
                   Environmental, Refunding, Series A)...      RB      NR/NR       07/01/07        6.700       2,909,995
        542      Kaweah Delta Hospital District, Tulare
                   County, (Series D, due 06/01/14)......      PP      NR/A+       06/01/99(a)     4.350         543,642
      1,049      Kaweah Delta Hospital District, Tulare
                   County, (Series E, due 06/01/14)......      PP      NR/A+       06/01/00(a)     5.250       1,069,445
      1,541      Kaweah Delta Hospital District, Tulare
                   County, (Series G, due 06/01/14)......      PP      NR/A+       06/01/04(a)     6.400       1,667,517
      2,500      Los Angeles County Public Works
                   Financing Authority, (Refunding,
                   Series A), MBIA Insured...............      RB     Aaa/AAA      09/01/06        6.000       2,819,700
      4,200      Los Angeles County Public Works
                   Financing Authority, (Regional Park
                   and Open Space District, Refunding,
                   Series A).............................      RB      Aa3/AA      10/01/07        5.375       4,583,796
      2,000      Los Angeles Department of Water & Power,
                   (Electric Plant, Crossover Refunded,
                   due 05/15/30).........................      RB      Aa3/A+      05/15/00(a)     7.125       2,142,060
                                                                                                           -------------
                     TOTAL CALIFORNIA....................                                                     31,893,883
                                                                                                           -------------

COLORADO (0.2%)
      1,295      Adams County School District #12, FGIC
                   Insured...............................      GO     Aaa/AAA      12/15/06        6.000       1,462,677
                                                                                                           -------------

CONNECTICUT (0.4%)
      2,815      Connecticut, (Special Tax Obligation,
                   Transportation Infrastructure,
                   Prerefunded, Series A, due
                   06/01/04).............................      RB      NR/AA-      06/01/03(a)     6.600       3,128,225
                                                                                                           -------------

DELAWARE (0.4%)
      2,650      Delaware Transportation Authority,
                   (Transportation System Revenue,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA      07/01/00        5.250       2,722,742
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
DISTRICT OF COLUMBIA (4.8%)
    $   910      District of Columbia, (Escrowed to
                   Maturity, Prerefunded, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/03        5.250%  $     959,495
        220      District of Columbia, (Prerefunded,
                   Series A), MBIA Insured...............      GO      NR/NR       06/01/07        6.000         245,304
         60      District of Columbia, (Prerefunded,
                   Series B), MBIA Insured...............      GO      NR/AAA      06/01/02        6.000          64,195
      6,590      District of Columbia, (Unrefunded
                   Balance, Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/03        5.250       6,942,038
      2,780      District of Columbia, (Unrefunded
                   Balance, Series A), MBIA Insured......      GO      NR/NR       06/01/07        6.000       3,081,380
      2,540      District of Columbia, (Unrefunded
                   Balance, Series B), MBIA Insured......      GO     Aaa/AAA      06/01/02        6.000       2,711,221
      5,000      Metropolitan Airport, (Refunding, Series
                   B, due 10/01/09), MBIA Insured........      RB     Aaa/AAA      10/01/08(a)     5.250       5,313,400
      3,665      Metropolitan Airport, (Series A, due
                   10/01/10), FGIC Insured...............      RB     Aaa/AAA      10/01/00(a)     7.250       3,959,923
      1,200      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/00        5.250       1,233,924
      4,015      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/05        6.000       4,432,841
      5,745      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/06        6.000       6,394,013
      1,000      Metropolitan Airports, (Airport and
                   Marina Improvements and Revenue,
                   Series B), FGIC Insured...............      RB     Aaa/AAA      10/01/03        5.750       1,076,030
                                                                                                           -------------
                     TOTAL DISTRICT OF COLUMBIA..........                                                     36,413,764
                                                                                                           -------------

FLORIDA (5.2%)
      5,765      Dade County School District,
                   (Refunding), MBIA Insured.............      GO     Aaa/AAA      07/15/05        6.000       6,429,186
      1,535      Florida Board of Education, (Capital
                   Outlay, Escrowed to Maturity,
                   Prerefunded, Series C, due
                   06/01/01).............................      GO     Aaa/AAA      10/14/98(a)     7.000       1,562,553
      7,305      Florida Board of Education, (Capital
                   Outlay, Series A).....................      GO     Aa2/AA+      01/01/06        5.500       7,927,459
        465      Florida Board of Education, (Capital
                   Outlay, Unrefunded Balance, Series C,
                   due 06/01/01).........................      GO     Aa2/AA+      10/05/98(a)     7.000         472,254

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
FLORIDA (CONTINUED)
    $ 3,200      Jacksonville Electric Authority, (St.
                   Johns River, Issue 2, Crossover
                   Refunded, Series 5, due 10/01/09).....      RB      Aa2/AA      10/01/99(a)     7.000%  $   3,352,736
      2,000      Jacksonville Health Facilities
                   Authority, (Charity Obligated Group,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA      08/15/06        5.500       2,168,840
     10,000      Miami, Dade County School District,
                   (Refunding), FSA Insured..............      GO     Aaa/AAA      08/01/11        5.375      10,755,500
      2,310      Miami, Dade County, (Aviation Revenue,
                   Refunding, Series A), FGIC Insured....      RB     Aaa/AAA      10/01/05        5.000       2,426,401
      2,000      Tampa (Health System Revenue, Catholic
                   Health East, Refunding, Series A-1),
                   MBIA Insured..........................      RB     Aaa/AAA      11/15/04        5.250       2,125,540
      2,000      Volusia County School District,
                   (Refunding, due 08/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA      08/01/01(a)     6.100       2,159,680
                                                                                                           -------------
                     TOTAL FLORIDA.......................                                                     39,380,149
                                                                                                           -------------

GEORGIA (4.6%)
      2,630      Fulton County School District,
                   (Refunding)...........................      GO      Aa2/AA      05/01/14        6.375       3,127,201
      1,250      Georgia Municipal Electric Authority,
                   (Power General Revenue, Refunding,
                   Series A).............................      RB       A3/A       01/01/12        6.500       1,474,775
      4,500      Georgia Municipal Electric Authority,
                   (Power Revenue, Crossover Refunding,
                   Series DD), AMBAC-TCRS Insured........      RB      NR/AAA      01/01/08        7.000       5,377,455
      6,000      Georgia, (Series B).....................      GO     Aaa/AAA      03/01/07        7.200       7,286,520
      3,000      Georgia, (Series B).....................      GO     Aaa/AAA      03/01/10        6.300       3,518,040
      4,470      Georgia, (Series C).....................      GO     Aaa/AAA      07/01/11        5.700       5,005,774
      2,500      Gwinnett County School District,
                   (Refunding, Series B).................      GO     Aa1/AA+      02/01/08        6.400       2,905,900
      5,000      Metropolitan Atlanta Rapid Transit
                   Authority, (Sales Tax Revenue,
                   Refunding, Series P), AMBAC Insured...      RB     Aaa/AAA      07/01/11        6.250       5,876,600
                                                                                                           -------------
                     TOTAL GEORGIA.......................                                                     34,572,265
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
HAWAII (1.3%)
    $ 5,000      Hawaii, (Refunding, Series CO), FGIC
                   Insured...............................      GO     Aaa/AAA      03/01/02        6.000%  $   5,329,800
      2,000      Hawaii, (Series BZ).....................      GO      A1/A+       10/01/12        6.000       2,267,400
      2,000      Honolulu City & County Improvement,
                   (Refunding, Series B).................      GO      Aa2/AA      10/01/11        5.500       2,172,840
                                                                                                           -------------
                     TOTAL HAWAII........................                                                      9,770,040
                                                                                                           -------------

ILLINOIS (8.1%)
      3,000      Chicago Board of Education, (Chicago
                   School Reform), AMBAC Insured.........      GO     Aaa/AAA      12/01/09        6.750       3,610,140
      1,000      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      01/01/06        6.125       1,115,680
      4,130      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      01/01/07        6.125       4,647,489
      1,500      Chicago O'Hare International Airport,
                   (Refunding, Second Lien, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      01/01/09        5.750       1,676,550
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured...............................      GO     Aaa/AAA      01/01/11        6.000       3,393,930
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      11/15/04        5.800       3,576,348
     10,000      Cook County, Community School District
                   #54, Schaumburg Township, Zero Coupon,
                   (Capital Appreciation, Prerefunded,
                   Series B, due 01/01/11), FGIC
                   Insured...............................      GO     Aaa/AAA      01/01/03(a)     0.000       5,009,900
      1,375      Du Page County, (Illinois Alternative
                   Revenue Jail Project, Prerefunded, due
                   01/01/21).............................      GO     Aaa/AAA      01/01/02(a)     6.550       1,513,146
      4,440      Hoffman Estates, Tax Increment Revenue,
                   (Economic Development Project Area,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA      11/15/04        5.500       4,768,915
      3,000      Illinois Development Finance Authority,
                   (Series C, due 08/01/28)..............      PP      NR/NR       06/01/05(a)     4.900       3,003,750
      3,000      Illinois Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa2/AAA      06/15/09        6.000       3,396,360
      4,175      Illinois Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa2/AAA      06/15/12        6.000       4,761,212

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
ILLINOIS (CONTINUED)
    $ 2,500      Metropolitan Pier & Exposition
                   Authority, (McCormick Place Expansion
                   Project, Prerefunded, Series A).......      RB      A1/AA-      06/15/06        8.500%  $   3,196,400
      5,420      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA
                   Insured...............................      RB     Aaa/AAA      06/15/14        0.000       2,525,503
     11,000      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      12/15/11        0.000       5,967,280
      9,705      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      06/15/12        0.000       5,014,865
      2,810      Regional Transportation Authority,
                   (Series D), FGIC Insured..............      RB     Aaa/AAA      06/01/07        7.750       3,494,966
      1,000      University of Illinois, (Auxiliary
                   Facilities, Escrowed to Maturity, due
                   10/01/01).............................      RB     Aaa/AAA      04/01/99(a)     6.000       1,063,600
                                                                                                           -------------
                     TOTAL ILLINOIS......................                                                     61,736,034
                                                                                                           -------------

INDIANA (2.3%)
      3,955      Indiana Health Facility Financing
                   Authority, (Sisters of St. Francis
                   Health Services, Refunding, Series A),
                   MBIA Insured..........................      RB     Aaa/AAA      11/01/05        5.500       4,234,618
      2,000      Indiana Municipal Power Agency, (Power
                   Supply System Revenue, Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA      01/01/13        6.000       2,259,500
      3,915      Indiana Transportation Finance
                   Authority, (Highway Revenue, Series
                   A), AMBAC Insured.....................      RB     Aaa/AAA      06/01/09        5.250       4,202,752
      6,000      Indiana Transportation Finance
                   Authority, (Highway Revenue, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      12/01/07        5.250       6,413,700
                                                                                                           -------------
                     TOTAL INDIANA.......................                                                     17,110,570
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
KENTUCKY (0.4%)
    $ 2,765      Kentucky Turnpike Authority, (Road
                   Recovery Revenue, Escrowed to
                   Maturity, Series A, due 07/01/02).....      RB      Aaa/NR      10/05/98(a)     7.100%  $   2,932,172
                                                                                                           -------------

LOUISIANA (0.8%)
      6,000      Louisiana, (Refunding, Series A), FGIC
                   Insured...............................      GO     Aaa/AAA      08/01/00        6.000       6,249,900
                                                                                                           -------------

MARYLAND (1.2%)
      5,435      Maryland Health & Higher Educational
                   Facilities Authority, (John Hopkins
                   University, Refunding)................      RB     Aa2/AA-      07/01/03        5.750       5,826,863
      3,000      Maryland, (3rd Series, due 07/15/03)....      GO     Aaa/AAA      07/15/01(a)     6.400       3,215,670
                                                                                                           -------------
                     TOTAL MARYLAND......................                                                      9,042,533
                                                                                                           -------------

MASSACHUSETTS (4.8%)
      5,650      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A)..........      RB     Aa3/AA-      03/01/08        7.000       6,807,176
      3,700      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      03/01/10        5.500       4,062,970
      2,000      Massachusetts State Water Authority,
                   (General Series A), FSA Insured.......      RB     Aaa/AAA      08/01/10        5.500       2,203,580
     10,000      Massachusetts State Water Resource
                   Authority, (Series A).................      RB       A1/A       07/15/08        6.500      11,670,500
      7,300      Massachusetts State, (Refunding, Series
                   A), AMBAC Insured.....................      GO     Aaa/AAA      08/01/10        5.750       8,203,813
      1,495      Massachusetts, State College Building
                   Authority, (Refunding, Series A)......      RB     Aa3/AA-      05/01/11        7.500       1,929,058
      1,060      Wareham, (Prerefunded, due 01/15/03),
                   AMBAC Insured.........................      GO     Aaa/AAA      01/15/01(a)     6.800       1,162,396
                                                                                                           -------------
                     TOTAL MASSACHUSETTS.................                                                     36,039,493
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
MICHIGAN (1.3%)
    $ 6,045      Michigan State Building Authority,
                   (Facilites Program, Refunding, Series
                   I), AMBAC Insured.....................      RB     Aaa/AAA      10/01/04        6.000%  $   6,653,006
      2,905      Michigan State Hospital Finance
                   Authority Revenue, (Mercy Health
                   Services, Refunding, Series T)........      RB     Aa3/AA-      08/15/04        5.750       3,131,445
                                                                                                           -------------
                     TOTAL MICHIGAN......................                                                      9,784,451
                                                                                                           -------------

MINNESOTA (2.8%)
      5,075      Minneapolis & St Paul, (Metropolitan
                   Community Airport Revenue, Series B),
                   AMBAC Insured.........................      RB      NR/AAA      01/01/09        5.500       5,470,799
      5,000      University of Minnesota, (Refunding,
                   Series A).............................      RB      Aa2/AA      07/01/10        5.750       5,645,200
      5,000      University of Minnesota, (Refunding,
                   Series A).............................      RB      Aa2/AA      07/01/15        5.750       5,562,100
      4,290      Western Minnesota Municipal Power
                   Agency, (Prerefunded, due 01/01/04),
                   MBIA Insured..........................      RB     Aaa/AAA      10/05/98(a)    10.125       4,371,724
                                                                                                           -------------
                     TOTAL MINNESOTA.....................                                                     21,049,823
                                                                                                           -------------

MISSISSIPPI (2.7%)
      6,000      Mississippi Home Corp. Residual Revenue,
                   Zero Coupon, (Capital Appreciation,
                   Prerefunded, Series C)................      RB      AAA/NR      09/01/13        0.000       2,882,220
     10,960      Mississippi State, (Escrowed to
                   Maturity, Refunding)..................      GO     Aaa/AAA      02/01/08        6.200      12,362,442
      5,065      Mississippi State, (Gaming County
                   Highway Improvement, Series A)........      GO      Aa3/AA      07/01/05        5.250       5,414,637
                                                                                                           -------------
                     TOTAL MISSISSIPPI...................                                                     20,659,299
                                                                                                           -------------

MISSOURI (0.6%)
      4,000      St. Louis County Regional Convention &
                   Sports Complex Authority,
                   (Prerefunded, Series B, due
                   08/15/21).............................      RB     Aaa/AAA      08/15/03(a)     7.000       4,553,200
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEBRASKA (0.9%)
    $ 4,000      Nebraska Public Power District, (Nuclear
                   Facilities, Refunding)................      RB      A1/A+       07/01/00        5.200%  $   4,095,640
      2,350      Nebraska Public Power District,
                   (Nuclear-Source Electric Revenue,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA      01/01/04        5.250       2,477,394
                                                                                                           -------------
                     TOTAL NEBRASKA......................                                                      6,573,034
                                                                                                           -------------

NEVADA (4.3%)
        500      Carson City School District,
                   (Prerefunded, due 04/01/03), FGIC
                   Insured...............................      GO     Aaa/AAA      04/01/00(a)     6.750         532,820
      8,200      Clark County School District, (Series
                   A), MBIA Insured......................      GO     Aaa/AAA      06/01/11        7.000      10,251,886
      3,000      Clark County School District, FGIC
                   Insured...............................      GO     Aaa/AAA      06/15/03        6.000       3,261,720
      3,000      Clark County, (Passenger Facilities, Las
                   Vegas McCarran International Airport,
                   Series A).............................      RB       A/A        07/01/08        6.250       3,466,140
      1,685      Las Vegas, (Clark County Library
                   District, Prerefunded, Series A, due
                   06/01/03), FGIC Insured...............      GO     Aaa/AAA      06/01/01(a)     6.600       1,823,305
      1,200      Las Vegas, (Clark County Library
                   District, Prerefunded, Series A, due
                   06/01/04), FGIC Insured...............      GO     Aaa/AAA      06/01/01(a)     6.700       1,301,592
      1,280      Las Vegas, (Clark County Library
                   District, Refunding, Series B, due
                   08/01/04), FGIC Insured...............      GO     Aaa/AAA      08/01/01(a)     6.700       1,391,693
      6,015      Nevada State, (Refunding, Series A-1)...      GO      Aa2/AA      05/15/10        6.000       6,867,927
      1,985      Nevada State, (Refunding, Series A-2)...      GO      Aa2/AA      05/15/10        6.000       2,266,473
      1,330      Nevada, (Prison Facilities, Prerefunded,
                   due 08/01/04).........................      GO      Aa2/AA      08/01/00(a)     7.000       1,433,208
                                                                                                           -------------
                     TOTAL NEVADA........................                                                     32,596,764
                                                                                                           -------------

NEW HAMPSHIRE (1.0%)
      4,900      New Hampshire Higher Educational &
                   Health Facilities Authority,
                   (Dartmouth College, Refunding)........      RB      Aaa/NR      06/01/07        6.750       5,756,863
      1,720      New Hampshire, (Prerefunded, Series A,
                   due 06/15/03).........................      GO      Aa/AA+      06/15/01(a)     6.600       1,875,952
                                                                                                           -------------
                     TOTAL NEW HAMPSHIRE.................                                                      7,632,815
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW JERSEY (4.6%)
    $ 4,180      Jersey City, (Refunding, Series A)......      GO      Aa3/AA      10/01/11        6.250%  $   4,878,227
      7,000      New Jersey Economic Development
                   Authority, (Market Transition
                   Facilities, Series A), MBIA Insured...      RB     Aaa/AAA      07/01/02        5.400       7,379,820
      1,325      New Jersey Economic Development
                   Authority, (New Jersey Performing Arts
                   Center Project, Refunding, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA      06/15/07        6.000       1,494,852
      1,500      New Jersey Sports & Exposition
                   Authority, (Sports Complex, Refunding,
                   Escrowed to Maturity).................      RB      Aa1/NR      01/01/00        8.100       1,585,230
      6,000      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA      06/15/05        6.000       6,664,980
      7,500      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA      06/15/10        6.500       8,949,075
      2,500      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA      01/01/00        6.200       2,581,425
      1,000      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA      01/01/01        5.700       1,040,530
                                                                                                           -------------
                     TOTAL NEW JERSEY....................                                                     34,574,139
                                                                                                           -------------

NEW YORK (10.8%)
      4,000      Metropolitan Transportation Authority,
                   (Transportation Facilities Revenue,
                   Prerefunded, Series J, due 07/01/10),
                   FGIC Insured..........................      RB     Aaa/AAA      07/01/02(a)     6.375       4,422,120
        130      Monroe County, (Public Improvement,
                   Unrefunded Balance, due 06/01/09),
                   AMBAC Insured.........................      GO     Aaa/AAA      06/01/08(a)     6.000         148,291
         75      Monroe County, (Public Improvement,
                   Unrefunded Balance, due 06/01/10),
                   AMBAC Insured.........................      GO     Aaa/AAA      06/01/08(a)     6.000          85,553
      1,970      Monroe County, (Public Improvement,
                   Prerefunded, due 06/01/09), AMBAC
                   Insured...............................      GO     Aaa/AAA      06/01/08(a)     6.000       2,247,179
      1,340      Monroe County, (Public Improvement,
                   Prerefunded, due 06/01/10), AMBAC
                   Insured...............................      GO     Aaa/AAA      06/01/08(a)     6.000       1,528,538

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW YORK (CONTINUED)
    $ 2,000      Municipal Assistance Corp. for City of
                   New York, (Refunding, Series E).......      RB      Aa2/AA      07/01/06        6.000%  $   2,242,500
         95      New York City, (Escrowed to Maturity,
                   Refunding, Series H, Subseries H-1)...      GO      Aaa/A-      08/01/01        5.500          99,354
      1,465      New York City, (Escrowed to Maturity,
                   Series B).............................      GO     Aaa/AAA      06/01/01        8.000       1,627,029
        805      New York City, (Escrowed to Maturity,
                   Series F).............................      GO      Aaa/A-      02/15/02        6.100         863,781
      2,645      New York City, (Refunding, Series A)....      GO      A3/A-       08/01/02        5.750       2,800,156
      7,000      New York City, (Refunding, Series A)....      GO      A3/A-       08/01/04        6.750       7,904,960
      1,000      New York City, (Refunding, Series E),
                   FGIC Insured..........................      GO     Aaa/AAA      02/15/06        6.500       1,140,430
      3,000      New York City, (Refunding, Series F)....      GO      A3/A-       08/01/06        5.500       3,208,380
      4,480      New York City, (Refunding, Series G)....      GO      A3/A-       08/01/03        5.000       4,649,926
      3,425      New York City, (Series F)...............      GO      A3/A-       02/15/03        6.200       3,709,035
      2,000      New York City, (Series G), AMBAC
                   Insured...............................      GO     Aaa/AAA      10/15/07        6.000       2,249,980
      4,580      New York City, (Unrefunded Balance,
                   Refunding, Series H, Subseries H-1)...      GO      A3/A-       08/01/01        5.500       4,769,383
      5,000      New York State Dormitory Authority,
                   (Hospital-New York & Presbyterian,
                   Refunding, due 08/01/13), AMBAC
                   Insured...............................      RB     Aaa/AAA      02/01/08(a)     4.400       5,152,250
      2,850      New York State Dormitory Authority,
                   (Secured Hospital, Interfaith Medical
                   Center, Series D).....................      RB     Baa1/BBB+    02/15/04        5.500       2,995,407
      2,000      New York State Local Government
                   Assistance Corp, (Refunding, Series
                   A), AMBAC-TCRS Insured................      RB     Aaa/AAA      04/01/06        6.000       2,233,140
      5,290      New York State Local Government
                   Assistance Corp, (Refunding, Series A,
                   due 04/01/08).........................      RB      A3/A+       04/01/07(a)     6.000       5,930,989
      5,000      New York State Thruway Authority,
                   (Service Contract Revenue, Series A-2,
                   due 04/01/09), MBIA Insured...........      RB     Aaa/AAA      04/01/08(a)     5.375       5,384,800
      1,500      New York State Urban Development Corp,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 1, due
                   01/01/14).............................      RB      Aaa/NR      01/01/00(a)     7.750       1,608,090

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW YORK (CONTINUED)
    $ 8,700      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   X)....................................      RB      Aa3/A+      01/01/12        6.625%  $  10,371,444
      4,000      Triborough Bridge & Tunnel Authority,
                   (Refunding, Series V, due 01/01/05),
                   FGIC-TCRS Insured.....................      RB     Aaa/AAA      01/01/01(a)     6.875       4,305,400
                                                                                                           -------------
                     TOTAL NEW YORK......................                                                     81,678,115
                                                                                                           -------------

OHIO (1.1%)
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A)..............      RB     Aa3/AA-      10/01/06        5.500       2,168,280
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A, due
                   10/01/09).............................      RB     Aa3/AA-      10/01/08(a)     5.250       2,139,780
      3,195      Ohio Water Development Authority,
                   (Refunding, Escrowed to Maturity, due
                   12/01/10).............................      RB     Aaa/AAA      12/01/98(a)     9.375       4,068,481
                                                                                                           -------------
                     TOTAL OHIO..........................                                                      8,376,541
                                                                                                           -------------

PENNSYLVANIA (5.0%)
      1,175      Bethel Park School District,
                   (Prerefunded, Series B, due 02/01/02),
                   AMBAC Insured.........................      GO     Aaa/AAA      02/01/00(a)     6.550       1,221,072
        970      Pennsylvania Higher Education Assistance
                   Agency, (Student Loan Revenue,
                   Refunding, Series A), FGIC Insured....      RB     Aaa/AAA      12/01/00        6.800       1,022,545
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      Aa2/AA      09/01/02        6.500       1,426,773
      2,800      Pennsylvania Higher Educational
                   Facilities Authority, Health Services
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      A1/AA       01/01/06        6.000       3,090,948
     14,525      Pennsylvania State, (2nd Series)........      GO     Aa3/AA-      08/01/04        5.000      15,303,395
      1,500      Pennsylvania, (2nd Series A,
                   Prerefunded, due 11/01/04), MBIA
                   Insured...............................      GO     Aaa/AAA      11/01/01(a)     6.500       1,638,510

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
PENNSYLVANIA (CONTINUED)
    $ 1,000      Pennsylvania, (Refunding and Projects,
                   1st Series A), AMBAC-TCRS Insured.....      GO     Aaa/AAA      01/01/01        6.600%  $   1,060,600
      4,250      Philadelphia Authority for Industrial
                   Development, (Academy of Natural
                   Sciences, due 1/1/18).................      PP      NR/NR       07/01/01(a)     4.750       4,291,183
      8,785      Philadelphia Authority for Industrial
                   Development, (Airport and Marina
                   Improvements and Revenue, Series A),
                   FGIC Insured..........................      RB     Aaa/AAA      07/01/04        5.000       9,101,260
                                                                                                           -------------
                     TOTAL PENNSYLVANIA..................                                                     38,156,286
                                                                                                           -------------

RHODE ISLAND (0.8%)
      3,785      Rhode Island, (Construction Capital
                   Development, Series B)................      GO      A1/AA-      05/15/00        6.000       3,923,758
      2,000      Rhode Island, (Prerefunded, Series B,
                   due 10/15/01).........................      GO      A1/AA-      10/15/99(a)     6.700       2,106,280
                                                                                                           -------------
                     TOTAL RHODE ISLAND..................                                                      6,030,038
                                                                                                           -------------

SOUTH CAROLINA (0.4%)
      1,620      Charleston County, (due 06/01/07).......      GO      Aa3/AA      06/01/04(a)     5.625       1,768,829
      1,000      Piedmont Municipal Power Agency,
                   (Escrowed to Maturity, Refunding),
                   MBIA Insured..........................      RB     Aaa/AAA      01/01/08        6.200       1,155,900
                                                                                                           -------------
                     TOTAL SOUTH CAROLINA................                                                      2,924,729
                                                                                                           -------------

TENNESSEE (0.5%)
      3,500      Rutherford County, (Capital Outlay
                   Notes, Series A)......................      GO     Aa3/AA-      05/01/07        6.500       4,074,805
                                                                                                           -------------

TEXAS (7.0%)
      1,500      Addison, (Refunding, due 09/01/00), FGIC
                   Insured...............................      GO     Aaa/AAA      10/05/98(a)     6.250       1,502,700
      1,000      Arlington, (due 08/01/00), AMBAC
                   Insured...............................      GO     Aaa/AAA      08/01/99(a)     6.850       1,028,010
      1,050      Austin Independent School District,
                   (Refunding, Series 1991), PSFG
                   Insured...............................      GO     Aaa/AAA      08/01/99        6.200       1,074,308
      1,500      Austin Utilities System, (Escrowed to
                   Maturity, due 10/01/01)...............      RB     Aaa/AAA      04/01/99(a)     6.500       1,615,635

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
TEXAS (CONTINUED)
    $ 7,500      Austin Utilities System, (Refunding,
                   Series A), FSA Insured................      RB     Aaa/AAA      11/15/03        5.750%  $   8,108,175
        975      Conroe Independent School District,
                   (Prerefunded, due 02/01/01), MBIA
                   Insured...............................      GO     Aaa/AAA      02/01/99(a)     7.100         989,255
         25      Conroe Independent School District,
                   (Unrefunded Balance, due 02/01/01),
                   MBIA Insured..........................      GO     Aaa/AAA      02/01/99(a)     7.100          25,352
      2,260      Corpus Christi Independent School
                   District, (Refunding), PSFG Insured...      GO     Aaa/AAA      08/15/05        6.000       2,513,075
      1,305      Dallas County, Flood Control District
                   #1, (Prerefunded, due 04/01/10).......      GO      Aaa/NR      04/01/08(a)     9.250       1,804,802
      1,650      El Paso Independent School District,
                   (Prerefunded, due 07/01/03), PSFG
                   Insured...............................      GO     Aaa/AAA      07/01/01(a)     6.550       1,769,543
      1,700      Harris County, (Road Improvement
                   Authority, Prerefunded, due 11/01/03),
                   MBIA Insured..........................      GO     Aaa/AAA      11/01/99(a)     7.000       1,766,623
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured.............      GO      Aaa/NR      08/15/03        6.000       4,147,754
      2,325      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR      08/15/03        0.000       1,907,267
      2,320      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR      08/15/04        0.000       1,820,434
      2,000      Plano Independent School District,
                   (Prerefunded, Series B, due 02/15/04),
                   FGIC Insured..........................      GO     Aaa/AAA      02/15/01(a)     6.550       2,128,900
      1,500      San Antonio, (General Improvement,
                   Refunding)............................      GO      Aa2/AA      08/01/07        6.000       1,704,210
      2,000      Tarrant County, Health Facilities
                   Development Corp., (Texas Health
                   Resources System, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      02/15/04        5.500       2,133,980
      2,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/02)............      GO      NR/AA       10/01/00(a)     6.300       2,100,140
      1,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/05)............      GO      NR/AA       10/01/00(a)     6.500       1,054,030

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
TEXAS (CONTINUED)
    $ 4,000      Texas, (Public Finance Authority,
                   Refunding, Series B)..................      GO      Aa2/AA      10/01/03        6.000%  $   4,382,280
      6,180      University of Texas, (Financing System
                   Revenue, Series A)....................      RB     Aa1/AAA      08/15/07        6.000       6,940,882
      2,500      University of Texas, (Permanent
                   University Fund, Refunding)...........      RB     Aaa/AAA      07/01/01        6.300       2,671,450
                                                                                                           -------------
                     TOTAL TEXAS.........................                                                     53,188,805
                                                                                                           -------------

UTAH (3.7%)
      5,000      Building Ownership Authority, (State
                   Facilities Master Lease PG-C,
                   Refunding), FSA Insured...............      RB     Aaa/AAA      05/15/11        5.500       5,473,100
      5,130      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA      07/01/00        6.000       5,339,150
      1,625      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series B),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/09        6.500       1,931,296
      4,155      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/01        6.000       4,391,918
      6,645      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/02        6.000       7,124,105
      3,300      Utah State, (Highway Improvements,
                   Series F, due 07/01/08)...............      GO     Aaa/AAA      07/01/07(a)     5.000       3,473,811
                                                                                                           -------------
                     TOTAL UTAH..........................                                                     27,733,380
                                                                                                           -------------

VIRGINIA (2.4%)
     10,000      Fairfax County, (Industrial Development
                   Authority, Prerefunded, Refunding, due
                   08/29/23).............................      RB      AAA/AA      08/28/01(a)     6.801      11,025,000
      2,000      Virginia Public School Authority,
                   (Prerefunded, Series A, due
                   08/01/04).............................      RB      Aa2/AA      08/01/01(a)     6.500       2,182,100
      5,000      Virginia Public School Authority,
                   (Refunding)...........................      RB      Aa/AA       01/01/02        6.000       5,326,000
                                                                                                           -------------
                     TOTAL VIRGINIA......................                                                     18,533,100
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WASHINGTON (6.1%)
    $ 1,555      King & Snohomish Counties, (School
                   District #417, due 12/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/00(a)     6.600%  $   1,651,503
        605      King County, (Refunding, Series B)......      GO     Aa1/AA+      01/01/01        6.700         643,418
      5,750      King County, (Unrefunded Balance,
                   Refunding, Series B)..................      GO     Aa1/AA+      01/01/01        6.700       6,116,448
      1,000      Pierce County School District #320,
                   (Prerefunded, due 12/01/02), MBIA
                   Insured...............................      GO     Aaa/AAA      12/01/01(a)     6.600       1,084,000
      2,955      Seattle, (Municipal Sewer Revenue,
                   Prerefunded, Series T, due
                   01/01/31).............................      RB     Aaa/AA-      01/01/00(a)     6.875       3,134,753
      1,250      Snohomish County School District #2,
                   (Refunding, Series A, due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA      06/01/01(a)     6.700       1,336,800
      4,815      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      07/01/06        6.000       5,344,457
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   B)....................................      RB     Aa1/AA-      07/01/03        5.750       4,288,400
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/06        7.250       2,384,500
      5,265      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/01        6.300       5,591,167
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/09        5.750       4,415,960
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/01), FGIC Insured........      RB     Aaa/AAA      01/01/01(a)     7.000       2,165,460
      1,500      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/02)......................      RB     Aa1/AA-      01/01/01(a)     7.500       1,641,765
      1,000      Washington, (Prerefunded, Series B, due
                   08/01/02).............................      GO     Aa1/AA+      08/01/00(a)     6.750       1,054,410

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WASHINGTON (CONTINUED)
    $ 1,750      Washington, (Refunding, Series R-92-A,
                   due 09/01/02).........................      GO     Aa1/AA+      09/01/01(a)     6.300%  $   1,882,178
      3,075      Washington, (Series A)..................      GO     Aa1/AA+      01/01/07        5.250       3,286,960
                                                                                                           -------------
                     TOTAL WASHINGTON....................                                                     46,022,179
                                                                                                           -------------

WEST VIRGINIA (0.5%)
      1,000      Berkeley County Board of Education,
                   (Escrowed to Maturity)................      GO     Aaa/AAA      04/01/01        7.300       1,085,900
      3,000      West Virginia Public Energy Authority,
                   (Morgantown Association Project,
                   Series A, due 07/01/08), LOC Swiss
                   Bank Corp.............................      RB     Aa1/AA+      01/01/06(a)     5.050       3,020,130
                                                                                                           -------------
                     TOTAL WEST VIRGINIA.................                                                      4,106,030
                                                                                                           -------------

WISCONSIN (1.2%)
      4,160      Milwaukee County Wisconsin, Zero Coupon
                   (Capital Appreciation, Refunding,
                   Series A) FGIC Insured................      GO     Aaa/AAA      12/01/10        0.000       2,389,920
      1,500      Racine Unified School District,
                   (Prerefunded, due 04/01/01), AMBAC
                   Insured...............................      GO     Aaa/AAA      04/01/99(a)     6.500       1,525,725
      5,000      Wisconsin, (Transportation Revenue,
                   Refunding, Series A)..................      RB      A1/AA-      07/01/06        4.600       5,139,200
                                                                                                           -------------
                     TOTAL WISCONSIN.....................                                                      9,054,845
                                                                                                           -------------

WYOMING (0.5%)
      3,600      Platte County, (PCR, Basin Electric
                   Power Cooperative, Refunding).........      RB       A2/A       01/01/06        4.950       3,709,044
                                                                                                           -------------
                     TOTAL LONG TERM INVESTMENTS (COST $714,228,049)....................................     753,123,073
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
SHORT-TERM INVESTMENTS (1.8%)
ALABAMA (0.1%)
    $   300      North Alabama Environmental Improvement
                   Authority (Reynolds Metals Inc.
                   Project, PCR, Refunding, Series 1985,
                   due 12/01/00), LOC Bank of Nova
                   Scotia................................    VRDN      P-1/NR      09/01/98(b)     3.375%  $     300,000
        250      West Jefferson Industrial Development
                   Board, (PCR, Alabama Power Co.
                   Project, Refunding, due 06/01/28).....    VRDN     VMIG1/A-1    09/01/98(b)     3.250         250,000
                                                                                                           -------------
                                                                                                                 550,000
                                                                                                           -------------

CALIFORNIA (0.0%)
        200      Los Angeles Airport Improvement Corp.,
                   (American Airlines, LA International,
                   Lease Revenue, Series A, due
                   12/01/24), LOC Wachovia Bank..........    VRDN      P-1/NR      09/01/98(b)     3.375         200,000
                                                                                                           -------------

FLORIDA (0.8%)
      3,700      Hillsborough County Industrial
                   Development Authority, (PCR,
                   Refunding, due 05/15/18)..............    VRDN     VMIG1/A-1+    09/01/98(b)    3.200       5,800,000
                                                                                                           -------------

GEORGIA (0.3%)
        400      Bartow County Development Authority,
                   (PCR, Georgia Power Co., 1st Series,
                   due 06/01/23).........................    VRDN     VMIG1/A      09/01/98(b)     3.250         400,000
        500      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, due 09/01/25).....    VRDN     VMIG1/A+     09/01/98(b)     3.250         500,000
        500      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th. Series, due 07/01/24)....    VRDN     VMIG1/A-1    09/01/98(b)     3.850         500,000
        250      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-5th Series, due 07/01/24).....    VRDN     VMIG1/A-1    09/01/98(b)     3.300         250,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
GEORGIA (CONTINUED)
    $   400      Coweta County Development Authority,
                   (PCR, Georgia Power Co., Yates Plant,
                   due 03/01/24).........................    VRDN     VMIGI/A-1    09/01/98(b)     3.250%  $     400,000
        300      Heard County Development Authority,
                   (PCR, Georgia Power Co., Wansley
                   Plant, Refunding, due 09/01/29).......    VRDN     VMIG1/A-1    09/01/98(b)     3.250         300,000
                                                                                                           -------------
                                                                                                               2,350,000
                                                                                                           -------------

ILLINOIS (0.1%)
        500      Illinois Development Finance Authority,
                   (Olin Project, Refunding, Series D,
                   due 03/01/16), LOC Wachovia Bank......    VRDN     NR/A-1+      09/01/98(b)     3.300         500,000
        200      Illinois Educational Facilities
                   Authority, (University Pooled
                   Financing Program, due 12/01/05), FGIC
                   Insured...............................    VRDN     VMIG1/A-1+    09/02/98(b)    3.250         200,000
                                                                                                           -------------
                                                                                                                 700,000
                                                                                                           -------------

INDIANA (0.0%)
        200      Indiana Development Finance Authority,
                   (Bayer Corp. Project, Refunding, due
                   03/01/09).............................    VRDN     P-1/A-1+     09/01/98(b)     3.300         200,000
                                                                                                           -------------

KANSAS (0.0%)
        100      Kansas City, (Industry Revenue
                   Development Corp. Project, Refunding,
                   IDR, due 08/01/15), LOC Bank Of New
                   York..................................    VRDN     VMIG1/NR     09/01/98(b)     3.400         100,000
                                                                                                           -------------

LOUISIANA (0.0%)
        300      Calcasieu Parish, (Industrial
                   Development Board, Refunding, Olin
                   Corp. Project, Series B, due
                   02/01/16), LOC Wachovia Bank..........    VRDN     NR/A-1+      09/01/98(b)     3.300         300,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
MICHIGAN (0.1%)
    $   800      Midland County Economic Development
                   Corp., (Dow Chemical Co. Project,
                   Refunding, Series B, due 12/01/15)....    VRDN     P-1/A-1      09/01/98(b)     3.300%  $     800,000
                                                                                                           -------------

MISSOURI (0.1%)
        500      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR      09/01/98(b)     3.300         500,000
                                                                                                           -------------

NEW YORK (0.1%)
        700      New York City, (Sub-Series B-4, due
                   08/15/21), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+    09/01/98(b)    3.750         700,000
                                                                                                           -------------

TENNESSEE (0.0%)
        350      Bradley County Industrial Development
                   Board, (Olin Corp. Project, Series C,
                   due 11/01/17), LOC Wachovia Bank......    VRDN     NR/A-1+      09/01/98(b)     3.300         350,000
                                                                                                           -------------

TEXAS (0.1%)
      1,000      North Central Health Facilities
                   Development Corp., (Hospital Revenue,
                   Presbyterian Medical Center, Series D,
                   due 12/01/15), MBIA Insured...........    VRDN     VMIG1/A-1+    09/01/98(b)    3.375       1,000,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WYOMING (0.1%)
    $   300      Lincoln County, (PCR, Exxon Project,
                   Series B, due 11/01/14)...............    VRDN     P-1/A-1+     09/01/98(b)     3.300%  $     300,000
        200      Platte County, (PCR, Tri-State G&T,
                   Series A, due 07/01/14), LOC Societe
                   Generale..............................    VRDN      P-1/NR      09/01/98(b)     3.850         200,000
                                                                                                           -------------
                                                                                                                 500,000
                                                                                                           -------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $14,050,000)....................................      14,050,000
                                                                                                           -------------
                 TOTAL INVESTMENTS (COST $728,278,050) (101.3%).........................................     767,173,073
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................................     (10,194,102)
                                                                                                           -------------
                 NET ASSETS (100.0%)....................................................................   $ 756,978,971
                                                                                                           -------------
                                                                                                           -------------

------------------------------
Note: Based on the cost of investments of $728,278,050 for federal income tax purposes at August 31,1998, the aggregate gross unrealized appreciation and depreciation was $39,041,575 and $146,552, respectively, resulting in net unrealized appreciation of $38,895,023.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FSA -Financial Securities Assurance, GO - General Obligation, IDR Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, TCRS - Transferable Custodial Receipts, VRDN - Variable Rate Demand Note.

Crossover Refunded: Bonds for which the issuer of the bond invest the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

Unrefunded Balance: Bonds for which the issuer of the bond invests the proceeds from a subsequent smaller bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $728,278,050)           $767,173,073
Cash                                                     42,014
Receivable for Investments Sold                       3,218,638
Interest Receivable                                   8,393,019
Prepaid Trustees' Fees                                    3,425
Prepaid Expenses and Other Assets                           259
                                                   ------------
    Total Assets                                    778,830,428
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    21,559,569
Advisory Fee Payable                                    189,500
Custody Fee Payable                                      32,221
Administrative Services Fee Payable                      18,010
Administration Fee Payable                                2,090
Fund Services Fee Payable                                   692
Accrued Expenses                                         49,375
                                                   ------------
    Total Liabilities                                21,851,457
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $756,978,971
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $34,098,515
EXPENSES
Advisory Fee                                       $2,017,415
Custodian Fees and Expenses                           199,584
Administrative Services Fee                           198,156
Professional Fees and Expenses                         50,007
Fund Services Fee                                      21,294
Administration Fee                                      9,832
Trustees' Fees and Expenses                             7,398
Miscellaneous                                          11,456
                                                   ----------
    Total Expenses                                                2,515,142
                                                                -----------
NET INVESTMENT INCOME                                            31,583,373
NET REALIZED GAIN ON INVESTMENTS                                    680,094
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    15,917,500
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $48,180,967
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    31,583,373   $    26,643,745
Net Realized Gain on Investments                           680,094           829,545
Net Change in Unrealized Appreciation of
  Investments                                           15,917,500         9,668,350
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        48,180,967        37,141,640
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          337,310,680       284,352,430
Withdrawals                                           (232,110,590)     (209,280,115)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          105,200,090        75,072,315
                                                   ---------------   ---------------
    Total Increase in Net Assets                       153,381,057       112,213,955
NET ASSETS
Beginning of Fiscal Year                               603,597,914       491,383,959
                                                   ---------------   ---------------
End of Fiscal Year                                 $   756,978,971   $   603,597,914
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                                   1998
                                                   -------------------------------------
                                                   1998    1997    1996    1995    1994
                                                   -----   -----   -----   -----   -----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.37%   0.38%   0.38%   0.42%   0.41%
  Net Investment Income                             4.70%   4.93%   4.92%   5.15%   4.68%
Portfolio Turnover                                    16%     25%     25%     47%     33%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29,1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $ 466,873,082 on that date from the J.P. Morgan Tax Exempt Bond Fund (formerly The Pierpont Tax Exempt Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan & Co. Inc., and the terms of the Agreement will remain the same. For the fiscal year ended August 31, 1998, such fees amounted to $2,017,415.

   b) The portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1998, the fee for these services amounted to $9,832.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1998, the fee for these services amounted to $198,156.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $21,294 for the fiscal year ended August 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------
      and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,500.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended August 31, 1998 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$265,777,265......  $102,490,137

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "Portfolio") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 15, 1998